Consolidated statement of changes in equity - USD ($) $ in Thousands	Total	Common stock	Treasury stock	Other equity instruments	Additional paid-in capital in excess of value assigned to common stock	Capital reserves	Regulatory reserves	Retained earnings	Other comprehensive income
Beginning balance at Dec. 31, 2022	$ 1,069,347	$ 279,980	$ (114,097)		$ 120,498	$ 95,210	$ 136,019	$ 543,612	$ 8,125
Profit for the year	166,158							166,158
Other comprehensive income	(663)								(663)
Issuance of restricted stock (RSA)	0		1,148		(1,148)
Compensation cost - stock units plans	5,471				5,471
Stock units vested (RSU)	0		2,775		(2,775)
Dividends declared	(36,489)							(36,489)
Ending balance at Dec. 31, 2023	1,203,824	279,980	(110,174)		122,046	95,210	136,019	673,281	7,462
Profit for the year	205,873							205,873
Other comprehensive income	(6,483)								(6,483)
Issuance of restricted stock (RSA)	0		1,038		(1,038)
Compensation cost - stock units plans	7,497				7,497
Stock units vested (RSU)	0		3,535		(3,535)
Regulatory credit reserve	0						4,549	(4,549)
Dynamic provision	0						9,098	(9,098)
Dividends declared	(73,502)							(73,502)
Ending balance at Dec. 31, 2024	1,337,209	279,980	(105,601)	$ 0	124,970	95,210	149,666	792,005	979
Profit for the year	226,882							226,882
Other comprehensive income	1,526								1,526
Issuance of restricted stock (RSA)	0		4,521		(4,521)
Issuance of other equity instruments, net	197,976			197,976
Compensation cost - stock units plans	8,185				8,185
Stock units vested (RSU)	0		3,483		(3,483)
Regulatory credit reserve	0						5	(5)
Dynamic provision	0						9,422	(9,422)
Dividends declared	(93,031)							(93,031)
Ending balance at Dec. 31, 2025	$ 1,678,747	$ 279,980	$ (97,597)	$ 197,976	$ 125,151	$ 95,210	$ 159,093	$ 916,429	$ 2,505